PROPERTY AND EQUIPMENT, NET (Schedule of Property and Equipment) (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 216,589	$ 212,618
Accumulated depreciation	(142,280)	(137,446)
Depreciated cost	74,309	75,172
Buildings and land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	84,538	84,449
Computers, software and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	79,585	76,603
Network equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	44,293	43,884
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	4,564	4,364
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	284	294
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 3,325	$ 3,024